Right of use assets and Lease liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2024
IfrsStatementLineItems [Line Items]
Interest rate			6.60%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Interest rate	6.80%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Type of amortization	At maturity
Interest rate	6.66%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest rate	6.78%	8.34%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest rate	6.54%	7.17%
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 9,451,551	$ 7,142,360
Lease liabilities, Subtotal	676,370	665,224
Lease liabilities, Subtotal (leases IFRS )	8,775,181	6,477,136
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,681,843	2,084,681
Lease liabilities, Subtotal	166,760	184,943
Lease liabilities, Subtotal (leases IFRS )	2,515,083	1,899,738
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	6,769,708	5,057,679
Lease liabilities, Subtotal	509,610	480,281
Lease liabilities, Subtotal (leases IFRS )	6,260,098	4,577,398
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	11,080,409	8,676,166
Lease liabilities, Subtotal	1,402,626	1,387,953
Lease liabilities, Subtotal (leases IFRS )	9,677,783	7,288,213
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	3,217,880	2,417,780
Lease liabilities, Subtotal	350,656	367,886
Lease liabilities, Subtotal (leases IFRS )	2,867,224	2,049,894
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	7,862,529	6,258,386
Lease liabilities, Subtotal	1,051,970	1,020,067
Lease liabilities, Subtotal (leases IFRS )	$ 6,810,559	$ 5,238,319
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79.862.750-3
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Lease liabilities	$ 67,022
Type of amortization	Monthly
Interest rate	4.49%
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 16,426
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 50,596
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Lease liabilities	$ 71,734
Type of amortization	Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 17,933
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 53,801
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 393,826	$ 178,543
Type of amortization	Monthly	Monthly
Interest rate	4.45%	2.61%
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 266,922	$ 81,801
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 126,904	$ 96,742
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 599,983	$ 198,685
Type of amortization	Monthly	Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 325,604	$ 86,780
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 274,379	$ 111,905
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		79.862.750-3
Debtor Country		Chile
Creditor Country		Chile
Currency		UF
Lease liabilities		$ 105,094
Type of amortization		Monthly
Interest rate		2.14%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 46,742
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 58,352
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		79.862.750-3
Debtor Country		Chile
Lending party Tax ID		97.030.000-7
Creditor Country		Chile
Currency		UF
Lease liabilities		$ 113,437
Type of amortization		Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 49,257
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 64,180
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90.413.000-1	90.413.000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 609,348	$ 560,130
Type of amortization	Monthly	Monthly
Interest rate	4.77%	3.95%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 150,334	$ 138,201
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 459,014	$ 421,929
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99.012.000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 1,330,892	$ 1,274,516
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 332,723	$ 318,629
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 998,169	$ 955,887
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Country	Chile
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country	Chile	Chile
Currency		UF
Lease liabilities	$ 6,299,196	$ 5,257,241
Type of amortization	Monthly	Monthly
Interest rate	4.09%	2.96%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,687,789	$ 1,508,830
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,611,407	$ 3,748,411
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 4,769,012	$ 5,807,553
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,432,326	$ 1,585,174
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 3,336,686	$ 4,222,379
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country		Chile
Creditor Country	Chile	Chile
Currency		Euros
Lease liabilities		$ 43,055
Interest rate		1.80%
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 10,764
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 32,291
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency		Euros
Lease liabilities		$ 43,068
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		10,767
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 32,301
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency	USD	USD
Lease liabilities	$ 546,662	$ 379,786
Type of amortization	Monthly	Monthly
Interest rate	4.00%	3.17%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 165,634	$ 94,946
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 381,028	$ 284,840
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	USD	USD
Lease liabilities	$ 2,045,259	$ 127,670
Type of amortization	Monthly	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 527,860	$ 31,917
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,517,399	$ 95,753
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Currency	USD	USD
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 787,038	$ 225,275
Type of amortization	Monthly	Monthly
Interest rate	0.08%	16.33%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 196,759	$ 64,814
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 590,279	$ 160,461
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Lease liabilities	$ 981,339	$ 289,871
Type of amortization	Monthly	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 245,335	$ 83,515
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 736,004	$ 206,356
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 402,403	$ 285,360
Type of amortization	Monthly	Monthly
Interest rate	0.66%	33.61%
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 111,701	$ 103,598
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 290,702	$ 181,762
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 863,770	$ 691,237
Type of amortization	Monthly	Monthly
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 230,259	$ 209,906
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 633,511	$ 481,331
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Currency	PYG
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Currency	PYG
Lease liabilities	$ 165,323
Type of amortization	Monthly
Interest rate	0.10%
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 41,095
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 124,228
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor Country	Paraguay
Lease liabilities	$ 201,892
Type of amortization	Monthly
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 51,708
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 150,184
PYG [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Country	Paraguay
Creditor Country	Paraguay
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor Country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 180,733	$ 107,876
Type of amortization	Monthly	Monthly
Interest rate	3.18%	0.84%
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 45,183	$ 34,985
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 135,550	$ 72,891
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor Country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 216,528	$ 130,129
Type of amortization	Monthly	Monthly
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 54,132	$ 41,835
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 162,396	$ 88,294